Financial Assets and Financial Liabilities - Schedule of Cash and Cash Equivalents (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash at Bank and in hand:
Cash at bank and in hand	$ 2,830,526	$ 11,657,315
Total	$ 2,830,526	$ 11,657,315	$ 17,159,764	$ 22,110,278